Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock reserved for future issuance
As of September 30, 2022, the Company has reserved the following shares of common stock for future issuance:

Exercise of outstanding stock options	1,982,641
Available for issuance under equity compensation plans	77,197
Exercise of outstanding common stock warrants	11,041,332
Conversion of Series A Preferred Stock	1,028,262
Reserved for issuance pursuant to the Purchase Agreement	4,283,819

Total shares of authorized common stock reserved for future issuance	18,413,251

As of December 31 2021, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for conversion of preferred stock	10,835,366
Shares reserved for exercise of outstanding stock options	2,689,935
Shares reserved for issuance under equity compensation plans	262,616

Total shares of authorized common stock reserved for future issuance	13,787,917